STOCK-BASED INCENTIVE COMPENSATION PLANS (Tables)	12 Months Ended
Nov. 25, 2012
Stock appreciation rights award activity

SAR activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding at November 28, 2010	1,915,020	$40.32	4.5
Granted	599,370	43.06
Exercised	(26,381)	27.26
Forfeited	(380,332)	41.08
Expired	(86,666)	55.15

Outstanding at November 27, 2011	2,021,011	$40.52	3.9
Granted	1,438,023	32.09
Exercised	(271,175)	24.93
Forfeited	(387,407)	35.78
Expired	(263,651)	43.49

Outstanding at November 25, 2012	2,536,801	$37.82	4.5

Vested and expected to vest at November 25, 2012	2,394,646	$38.06	4.4

Exercisable at November 25, 2012	1,350,483	$42.53	2.9

Stock appreciation rights, valuation assumptions

The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	SARs Granted
	2012	2011	2010
Weighted-average grant date fair value	$10.96	$16.08	$13.10
Weighted-average assumptions:
Expected life (in years)	4.5	4.6	4.5
Expected volatility	47.1%	46.9%	48.0%
Risk-free interest rate	0.6%	2.0%	2.1%
Expected dividend	1.7%	1.2%	2.0%

Restricted stock units award activity

The Company grants RSUs to certain members of its Board of Directors. RSU activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted-Average Fair Value
Outstanding at November 28, 2010	66,255	$36.63
Granted	30,584	39.57
Converted	(37,331)	35.88
Forfeited	—	—

Outstanding at November 27, 2011	59,508	$38.61
Granted	34,396	32.90
Converted	(21,425)	31.13
Forfeited	—	—

Outstanding, vested and expected to vest at November 25, 2012	72,479	$38.11

Total shareholder return plan activity

TSRP activity during the years ended November 25, 2012, and November 27, 2011, was as follows:

	Units	Weighted-Average Exercise Price	Weighted-Average Fair Value At Period End
Outstanding at November 28, 2010	1,241,425	$33.91	$13.20
Granted	431,925	42.65
Exercised	—	—
Forfeited	(255,750)	32.37
Expired	(248,850)	49.80

Outstanding at November 27, 2011	1,168,750	$34.09	$6.59
Granted	389,450	32.09
Exercised	(436,875)	24.84
Forfeited	(289,175)	37.46
Expired	—	—

Outstanding at November 25, 2012	832,150	$36.83	$4.22

Vested and expected to vest at November 25, 2012	694,575	$37.09	$3.81

Exercisable at November 25, 2012	252,350	$36.36	$1.26

Total shareholder return plan, valuation assumptions

The weighted-average assumptions used in the model were as follows:

	TSRPs Outstanding at
	November 25, 2012	November 27, 2011
Weighted-average assumptions:
Expected life (in years)	1.2	1.1
Expected volatility	38.3%	46.9%
Risk-free interest rate	0.2%	0.1%
Expected dividend	1.7%	1.2%